Form N-1A Cover	Jun. 06, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DIAMOND HILL FUNDS
Entity Central Index Key	0001032423
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 06, 2025
Prospectus Date	Jun. 30, 2025